Marketable Securities	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Marketable Securities

3. Marketable Securities

Marketable available-for-sale securities as of December 31, 2013 consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As of December 31, 2013:
Corporate debt securities	$6,355	$3	$(2)	$6,356
Asset-backed securities	486	1	—	487

	$6,841	$4	$(2)	$6,843

As of December 31, 2013, the Company’s corporate debt marketable securities had contractual maturities of less than one year and asset-backed securities had contractual maturities between 2-5 years. Realized gains and losses were immaterial for the years ended December 31, 2013 and 2012. None of these investments have been in a continuous unrealized loss position for more than 12 months as of December 31, 2013. The company did not hold any marketable securities as of December 31, 2012.